OBLIGATION UNDER CAPITAL LEASE (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Capital Lease Obligation [Line Items]
Capital Leases, Future Minimum Payments, Net Minimum Payments, Total	$ 237,000	$ 125,500
Interest Rate on Capital Leases		4.00%
Minimum [Member]
Capital Lease Obligation [Line Items]
Interest Rate on Capital Leases	4.00%
Maximum [Member]
Capital Lease Obligation [Line Items]
Interest Rate on Capital Leases	8.00%
Property, Plant and Equipment [Member]
Capital Lease Obligation [Line Items]
Capital Leases, Future Minimum Payments, Net Minimum Payments, Total	$ 129,000